Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Allowance for receivables	$ 4,392	$ 3,182
Common stock, no par value
Common stock, shares authorized	Unlimited	Unlimited
Common stock, shares issued	122,190,913	42,172,275
Common stock, shares outstanding	122,190,913	42,172,275
Treasury shares	410,502	410,502
Class B Shares [Member]
Common stock, no par value
Common stock, shares authorized	Unlimited	Unlimited
Common stock, shares outstanding	0	79,464,195